VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS - Variable Interest Entities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Real estate and real estate partnerships	$ 3,971	$ 1,036
Available-for-sale fixed maturity securities, at fair value	18,777	16,316
Equity securities, at fair value	3,663	1,253
Investment funds	2,483	1,671
Short-term investments	3,115	2,402
Mortgage loan, affiliated	5,962	5,888
Accrued investment income	280	341
Private loans	1,198	1,144
Cash and cash equivalents	4,308	2,145	$ 393	$ 35
Premiums due and other receivables	711	436
Other assets	730	306
Total assets	61,643	43,458	11,577
Notes payable	174	151
Total liabilities	52,794	39,193	$ 10,232
Consolidated Variable Interest Entities
Variable Interest Entity [Line Items]
Real estate and real estate partnerships	2,649	124
Available-for-sale fixed maturity securities, at fair value	153	346
Equity securities, at fair value	54	84
Investment funds	375	1,175
Short-term investments	4	0
Mortgage loan, affiliated	82	44
Private loans	727	390
Cash and cash equivalents	85	153
Premiums due and other receivables	2	0
Other assets	107	77
Total assets	4,238	2,393
Notes payable	174	151
Other liabilities	30	1,743
Total liabilities	204	1,894
Unconsolidated Variable Interest Entities
Variable Interest Entity [Line Items]
Equity securities, at fair value	239	0
Real estate and real estate partnerships	2,478	317
Mortgage loan, affiliated	630	601
Accrued investment income	2	2
Total assets	$ 3,349	$ 920